SHARE LISTING EXPENSE	12 Months Ended
Dec. 31, 2025
SHARE LISTING EXPENSE
SHARE LISTING EXPENSE

13.SHARE LISTING EXPENSE

In 2024, the Pegasus Merger led to a Share listing expense. SCHMID Group N.V. issued shares with a fair value of €68 million to Pegasus shareholders, comprised of the fair value of SCHMID Group N.V. shares, that were issued to Pegasus shareholders of €9.61 ($10.30) per share (Pegasus closing price as of April 30, 2024). In exchange, SCHMID Group N.V received the identifiable net assets held by Pegasus, which had a fair value upon closing of minus €3.5 million, comprising of investments held in Pegasus trust account partly offset by current liabilities by Pegasus in the amount of €9.3 million, deferred underwriting commissions and financial liabilities in the amount of €7.5 million and liabilities of €5.3 million for the 21 million Pegasus Warrants considering a fair value of the warrants of €0.2519 per warrant (price of Pegasus Warrants at Closing of the Pegasus Merger in EUR; closing price in USD as the denominated currency was $0.27). The excess of the fair value of the equity instruments issued over the fair value of the identified net assets contributed, represents a non-cash expense in accordance with IFRS 2. This one-time expense as a result of the Pegasus Merger, in the amount of €71.6 million, is recognized as Share listing expense within the Consolidated Statement of Profit or Loss. Details of the calculation of the Share listing expense are as follows:

In € thousand		2024
Shares to be issued by TopCo to Pegasus	A	7,087
Pegasus closing price as of April 30, 2024	B	9.61
Fair value of shares deemed issued (AxB)	C	68.106
Pegasus net assets	D	(3,529)
Excess of Fair value of shares over Pegasus’s net assets acquired (C - D)		71,630

Upon closing of the Pegasus Merger, Pegasus Warrants were converted into SCHMID Group N.V. Warrants. The financial liability for the SCHMID Group N.V. Warrants is accounted for at fair value through profit and loss. The fair value of warrants decreased from €0.25 per warrant as of April 30, 2024 to €0.24 per warrant as of December 31, 2024. The result is a decrease in fair value of warrant liabilities of €0.2 million for 2024. As of December 31, 2025 the fair value of the warrant liabilities is €26.1 million (€1.24 per warrant).